ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7. - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Trade payables	$882,530	$779,945

Accrued expenses:
Advertising and marketing	84,264	115,136
Production materials	15,356	-
Human resources	50,000	12,500
Labor accrual	111,923	28,709
Consulting services accrual	25,000	34,415
License	30,000	-
Obligation to issue common shares	44,000	-
Other	19,000	15,608
Sales commission	6,311	35,000
	$1,268,384	$1,021,313

Trade payables - Consist of liabilities arising in the normal course of business, evidenced by invoices and are generally incurred in connection with the acquisition of materials, inventory or outside services.

Accrued expenses and claims - As discussed more fully in Note 9, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter.

Obligation to issue common shares - During the 2nd quarter of 2012, the Company entered into an agreement with an investor relations firm that called for the issuance of 400,000 shares of the Company's common shares in two installments in exchange for certain services. As of June 30, 2012, the Company has only issued the first installment of 200,000 shares.

NOTE 7. - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Trade payables	$779,946	$354,796
Accrued expenses and claims:
Advertising and marketing claim	115,136	175,136
Production materials claim	--	24,038
Freight claim	--	4.500
Accrued bank fees	6,207	--
Accrued production labor	28,709	--
Accrued consulting services	34,415	--
Sales commission	35,000	--
Human resources claim	12,500	25,367
Credits due to customers	--	20,474
Deferred rent	9,401	--
	$1,021,313	$604,311

Trade payables - Consist of liabilities arising in the normal course of business, evidenced by invoices and are generally incurred in connection with the acquisition of materials, inventory or outside services.

Accrued expenses and claims - As discussed more fully in Note 8, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter.